GOODWILL	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

11. GOODWILL

We record goodwill associated with acquisitions of businesses when the purchase price of the business exceeds the fair value of the net tangible and intangible assets acquired. We review goodwill for impairment on an annual basis in the fiscal fourth quarter or on an interim basis if an event occurs or circumstances change that indicate goodwill may be impaired.

Goodwill impairment is recognized when the fair value of the reporting unit is less than its carrying amount.

The fair value of the reporting unit has been determined using the income approach leveraging discounted cash flows, with the market approach used as a reference.

For the year ended December 31, 2024, no impairment charges were recorded as a result of the annual assessment of goodwill.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

For the year ended December 31, 2023, the annual impairment assessment resulted in an impairment charge for the goodwill related to the One Real Title operating segment, recognized as part of the Expetitle transaction, which is presented as part of Other Segment (see Note 5). During the impairment evaluation, the Company determined that actual results had declined significantly from projections. Based on this determination, the Company determined that the estimated fair value was significantly lower than the reporting unit carrying value by $723 thousand book value of One Real Title and the goodwill associated with One Real Title should be impaired.

	Realty Crunch	Expetitle	LemonBrew	Total
Cost
Balance at December 31, 2022	602	8,393	1,267	10,262
Impairment	-	(723)	-	(723)
Adjustments	-	-	(546)	(546)
Balance at December 31, 2023	602	7,670	721	8,993
Impairment	-	-	-	-
Balance at December 31, 2024	602	7,670	721	8,993

	Realty Crunch	Expetitle	LemonBrew	Total
Accumulated Impairment Loss at December 31, 2022	—	—	—	—
Goodwill Impairment	—	723	—	723
Accumulated Impairment Loss at December 31, 2023	—	723	—	723
Goodwill Impairment	—	—	—	—
Accumulated Impairment Loss at December 31, 2024	—	723	—	723